Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 21,088,503	$ 33,596,096
Bad debt expenses	16,013,208	454,624
Recoveries and (write-offs), net	(7,254,193)	(10,393,667)
Disposition of subsidiaries		(3,312,436)
Effect of exchange rate changes	1,221,459	743,886
Balance at end of year	$ 31,068,977	$ 21,088,503